Mining and processing costs and other disclosable items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of mining and processing costs and other disclosable items [Line Items]
Depreciation and amortization	$ 0
Mining and processing costs	0
Mining assets [member]
Disclosure of mining and processing costs and other disclosable items [Line Items]
Mine production costs	473,909	$ 461,522	$ 498,779
Movement in production inventory and ore stockpiles	(12,095)	13,239	17,109
Depreciation and amortization	182,900	175,343	150,902
Other mining and processing costs	63,125	60,141	60,007
Mining and processing costs	$ 707,839	$ 710,245	$ 726,797